UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

           Investment Company Act file number 811-10153

       Oppenheimer Select Managers Series - Mercury Advisors Focus Growth Fund
       -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
                    (Address of principal executive offices)
                                                         (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 May 31, 2003

-----------------------------------------------------------------------------------------------------------------------
 Assets

 Investment in Master Focus Twenty Trust                                                                    $ 3,804,585
-----------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                               3,949
 Other                                                                                                            4,608
                                                                                                             -----------
 Total assets                                                                                                 3,813,142

-----------------------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Legal, auditing and other professional fees                                                                      8,664
 Distribution and service plan fees                                                                               1,474
 Shares of beneficial interest redeemed                                                                           1,235
 Transfer and shareholder servicing agent fees                                                                    1,019
 Registration and filing fees                                                                                       413
 Trustees' compensation                                                                                              20
 Other                                                                                                              701
                                                                                                             -----------
 Total liabilities                                                                                               13,526


-----------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                  $3,799,616
                                                                                                             ===========


-----------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                                            $ 5,210,847
-----------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                                (23,035)
-----------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                                    (1,401,225)
-----------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                                      13,029
                                                                                                             -----------
 Net Assets                                                                                                  $3,799,616
                                                                                                             ===========

-----------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $1,964,849
 and 721,732 shares of beneficial interest outstanding)                                                            $2.72
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)                   $2.89
-----------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $1,016,183 and 379,905 shares of beneficial interest outstanding)         $2.67
-----------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $727,745 and 272,100 shares of beneficial interest outstanding)           $2.67
-----------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $90,565 and 33,391 shares of beneficial interest outstanding)             $2.71
-----------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $274
 and 100 shares of beneficial interest outstanding)                                                                $2.74

 See accompanying Notes to Financial Statements.

5 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended May 31, 2003

----------------------------------------------------------------------------------------------
 Net Investment Loss Allocated from Master Focus Twenty Trust

----------------------------------------------------------------------------------------------
 Investment Income                                                                    $10,780

----------------------------------------------------------------------------------------------
 Expenses                                                                              11,831

----------------------------------------------------------------------------------------------
 Net Investment Loss Allocated from Master Focus Twenty Trust                          (1,051)

 Fund Income and Expenses
----------------------------------------------------------------------------------------------
 Investment Income

 Interest income from short-term obligations                                                2

----------------------------------------------------------------------------------------------
 Expenses

 Distribution and service plan fees:
 Class A                                                                                2,156
 Class B                                                                                3,968
 Class C                                                                                3,209
 Class N                                                                                  187
----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                4,126
 Class B                                                                                2,269
 Class C                                                                                1,840
 Class N                                                                                  379
 Class Y                                                                                   11
----------------------------------------------------------------------------------------------
 Administrative fees                                                                    8,086
----------------------------------------------------------------------------------------------
 Shareholder reports                                                                    6,953
----------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                            6,255
----------------------------------------------------------------------------------------------
 Trustees' compensation                                                                 2,436
----------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                               23
 ---------------------------------------------------------------------------------------------
 Other                                                                                  1,402
                                                                                    ----------
 Total expenses                                                                        43,300
 Less voluntary reimbursement of expenses                                             (17,969)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A       (1,152)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B       (1,079)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C         (787)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N         (316)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y          (11)
                                                                                    ----------
 Net expenses                                                                          21,986


----------------------------------------------------------------------------------------------
 Net Investment Loss                                                                  (23,035)

----------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain on investments                                                     465,326
----------------------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments                                (144,584)
                                                                                    ----------
 Net realized and unrealized gain                                                     320,742


----------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                $297,707
                                                                                     =========

 See accompanying Notes to Financial Statements.

6 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Six Months           Year
                                                                                          Ended           Ended
                                                                                   May 31, 2003    November 30,
                                                                                    (Unaudited)            2002
----------------------------------------------------------------------------------------------------------------
 Operations

 Net investment loss                                                                 $  (23,035)    $   (50,693)
----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                               465,326      (1,359,626)
----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                  (144,584)        146,859
                                                                                     ---------------------------
 Net increase (decrease) in net assets resulting from operations                        297,707      (1,263,460)

----------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                                204,846       1,177,797
 Class B                                                                                151,224         541,064
 Class C                                                                                 24,811         542,491
 Class N                                                                                 11,455          95,080
 Class Y                                                                                     --              --

----------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                         690,043       1,092,972
----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                  3,109,573       2,016,601
                                                                                     ---------------------------
 End of period [including accumulated net investment loss of $23,035
 for the six months ended May 31, 2003]                                              $3,799,616      $3,109,573
                                                                                     ===========================

 See accompanying Notes to Financial Statements.

7 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                  Six Months                       Year
                                                       Ended                      Ended
                                                May 31, 2003                   Nov. 30,
Class A                                          (Unaudited)         2002        2001 1
-----------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                 $2.52        $ 3.95        $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.01)         (.04)         (.02)
 Net realized and unrealized gain (loss)                .21         (1.39)        (6.03)
                                                      -----------------------------------
 Total from investment operations                       .20         (1.43)        (6.05)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                       $2.72         $2.52         $3.95
                                                      ===================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                    7.94%       (36.20)%      (60.50)%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)            $1,965        $1,591        $1,048
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $1,731        $1,402        $  444
-----------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                  (1.08)%       (1.47)%       (1.45)%
 Expenses, gross                                       3.01%         2.76%         3.99%
 Expenses, net                                         1.76% 4,5     1.74% 4,5     1.84% 4,5
-----------------------------------------------------------------------------------------
 Portfolio turnover rate 6                           137.75%       275.69%       137.66%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary waiver of transfer agent fees.
5. Net of voluntary reimbursement of expenses.
6. Portfolio turnover rate is representative of the portfolio turnover rate of the Master Focus Twenty Trust included elsewhere in this report.

See accompanying Notes to Financial Statements.

8 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

                                                  Six Months                       Year
                                                       Ended                      Ended
                                                May 31, 2003                   Nov. 30,
Class B                                          (Unaudited)         2002        2001 1
-----------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                $ 2.49         $3.92        $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.02)         (.06)         (.03)
 Net realized and unrealized gain (loss)                .20         (1.37)        (6.05)
                                                      -----------------------------------
 Total from investment operations                       .18         (1.43)        (6.08)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                       $2.67         $2.49         $3.92
                                                      ===================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                    7.23%       (36.48)%      (60.80)%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)            $1,016          $788          $667
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $  797          $864          $305
-----------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                  (1.84)%       (2.22)%       (2.21)%
 Expenses, gross                                       3.85%         3.56%         4.78%
 Expenses, net                                         2.49% 4,5     2.53% 4,5     2.46% 4,5
-----------------------------------------------------------------------------------------
 Portfolio turnover rate 6                           137.75%       275.69%       137.66%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary waiver of transfer agent fees.
5. Net of voluntary reimbursement of expenses.
6. Portfolio turnover rate is representative of the portfolio turnover rate of the Master Focus Twenty Trust included elsewhere in this report.

See accompanying Notes to Financial Statements.

9 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                  Six Months                       Year
                                                       Ended                      Ended
                                                May 31, 2003                   Nov. 30,
Class C                                          (Unaudited)         2002        2001 1
-----------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                  $2.49         $3.92        $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                    (.02)         (.04)         (.03)
 Net realized and unrealized gain (loss)                 .20         (1.39)        (6.05)
                                                       ----------------------------------
 Total from investment operations                        .18         (1.43)        (6.08)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                        $2.67         $2.49         $3.92
                                                       ==================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                     7.23%       (36.48)%      (60.80)%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $728          $658          $300
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $644          $454          $114
-----------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                   (1.84)%       (2.21)%       (2.23)%
 Expenses, gross                                        3.85%         3.53%         4.79%
 Expenses, net                                          2.45% 4,5     2.47% 4,5     2.18% 4,5
-----------------------------------------------------------------------------------------
 Portfolio turnover rate 6                            137.75%       275.69%       137.66%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary waiver of transfer agent fees.
5. Net of voluntary reimbursement of expenses.
6. Portfolio turnover rate is representative of the portfolio turnover rate of the Master Focus Twenty Trust included elsewhere in this report.

See accompanying Notes to Financial Statements.

10 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

                                                  Six Months                       Year
                                                       Ended                      Ended
                                                May 31, 2003                   Nov. 30,
Class N                                          (Unaudited)         2002        2001 1
-----------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                  $2.52         $3.94         $8.28
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                    (.02)         (.01)         (.04)
 Net realized and unrealized gain (loss)                 .21         (1.41)        (4.30)
                                                       ----------------------------------
 Total from investment operations                        .19         (1.42)        (4.34)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                        $2.71         $2.52         $3.94
                                                       ==================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                     7.54%       (36.04)%      (52.42)%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $91           $72            $1
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $75           $52            $1
-----------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                   (1.34)%       (1.71)%       (1.06)%
 Expenses, gross                                        3.79%         3.18%         4.01%
 Expenses, net                                          2.00% 4,5     2.12% 4,5     3.07% 4,5
-----------------------------------------------------------------------------------------
 Portfolio turnover rate 6                            137.75%       275.69%       137.66%


1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary waiver of transfer agent fees.
5. Net of voluntary reimbursement of expenses.
6. Portfolio turnover rate is representative of the portfolio turnover rate of the Master Focus Twenty Trust included elsewhere in this report.

See accompanying Notes to Financial Statements.

11 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                  Six Months                       Year
                                                       Ended                      Ended
                                                May 31, 2003                   Nov. 30,
Class Y                                          (Unaudited)         2002        2001 1
-----------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                 $2.53         $3.96        $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                   (.01)         (.04)         (.05)
 Net realized and unrealized gain (loss)                .22         (1.39)        (5.99)
                                                      -----------------------------------
 Total from investment operations                       .21         (1.43)        (6.04)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                       $2.74         $2.53         $3.96
                                                      ===================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                    8.30%       (36.11)%      (60.40)%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $1 3          $1 3          $1 3
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $1 3          $1 3          $1
-----------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                  (0.20)%       (0.40)%       (0.63)%
 Expenses, gross                                       4.49%        88.54%       503.44%
 Expenses, net                                         1.78% 5,6     1.21% 5,6     2.83% 5,6
-----------------------------------------------------------------------------------------
 Portfolio turnover rate 7                           137.75%       275.69%       137.66%


1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Less than $1,000.
4. Annualized for periods of less than one full year.
5. Net of voluntary waiver of transfer agent fees.
6. Net of voluntary reimbursement of expenses.
7. Portfolio turnover rate is representative of the portfolio turnover rate of the Master Focus Twenty Trust included elsewhere in this report.

See accompanying Notes to Financial Statements.

12 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Select Managers Mercury Advisors Focus Growth Fund (the Fund) is a separate series of Oppenheimer Select Managers, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests substantially all of its assets in the Master Focus Twenty Trust (the Trust), a registered open-end investment company that has the same goals as the Fund. The financial statements of the Trust are included elsewhere in this report and should be read with the Fund's financial statements. The percentage of the Trust owned by the Fund at May 31, 2003 was 2.05%. As of May 31, 2003, the total return for the Master Focus Twenty Fund was 8.29%. The Fund's investment objective is to seek long-term capital appreciation. The Fund's administrator is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in the notes to Master Focus Twenty Trust included elsewhere in this report.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of May 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,360,305. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2003, the Fund used $465,326 of carryforward to offset capital gains realized. During the year ended November 30, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of November 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                              Expiring
                              -------------------------
                              2009           $  468,169
                              2010            1,297,925
                                             ----------
                              Total          $1,766,094
                                             ==========

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during

13 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended May 31, 2003 and the year ended November 30, 2002.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             Six Months Ended May 31, 2003          Year Ended November 30, 2002
                                  Shares            Amount              Shares            Amount
-------------------------------------------------------------------------------------------------
 Class A
 Sold                            252,371         $ 605,334             545,912        $1,705,805
 Redeemed                       (161,309)         (400,488)           (180,980)         (528,008)
                                -----------------------------------------------------------------
 Net increase                     91,062         $ 204,846             364,932        $1,177,797
                                =================================================================

-------------------------------------------------------------------------------------------------
 Class B
 Sold                            126,449         $ 300,491             340,922        $1,107,732
 Redeemed                        (63,184)         (149,267)           (194,498)         (566,668)
                                -----------------------------------------------------------------
 Net increase                     63,265         $ 151,224             146,424        $  541,064
                                =================================================================

-------------------------------------------------------------------------------------------------
 Class C
 Sold                             53,152         $ 128,894             287,759        $  836,915
 Redeemed                        (45,531)         (104,083)            (99,749)         (294,424)
                                -----------------------------------------------------------------
 Net increase                      7,621         $  24,811             188,010        $  542,491
                                =================================================================

-------------------------------------------------------------------------------------------------
 Class N
 Sold                              6,943         $  16,391              33,236        $  109,548
 Redeemed                         (2,063)           (4,936)             (4,905)          (14,468)
                                -----------------------------------------------------------------
 Net increase                      4,880         $  11,455              28,331        $   95,080
                                =================================================================

-------------------------------------------------------------------------------------------------
 Class Y
 Sold                                 --         $      --                  --        $       --
 Redeemed                             --                --                  --                --
                                -----------------------------------------------------------------
 Net increase (decrease)              --         $      --                  --        $       --
                                =================================================================

--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Administration Fees. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.50% of the average annual net assets of the Fund. During the six months ended May 31, 2003, the Fund paid $8,086 to the Manager for administrative services.

14 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                  Aggregate          Class A       Concessions       Concessions      Concessions       Concessions
                                  Front-End        Front-End        on Class A        on Class B       on Class C        on Class N
                              Sales Charges    Sales Charges            Shares            Shares           Shares            Shares
                                 on Class A      Retained by       Advanced by       Advanced by      Advanced by       Advanced by
 Six Months Ended                    Shares      Distributor     Distributor 1     Distributor 1    Distributor 1     Distributor 1
-----------------------------------------------------------------------------------------------------------------------------------
 May 31, 2003                        $4,380           $2,470              $103            $2,837             $586              $148

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                             Class A                   Class B                   Class C                    Class N
                                 Contingent Deferred       Contingent Deferred       Contingent Deferred        Contingent Deferred
                                       Sales Charges             Sales Charges             Sales Charges              Sales Charges
                                         Retained by               Retained by               Retained by                Retained by
 Six Months Ended                        Distributor               Distributor               Distributor                Distributor
-----------------------------------------------------------------------------------------------------------------------------------
 May 31, 2003                                    $--                      $48                       $60                        $12

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended May 31, 2003, payments under the Class A Plan totaled $2,156, all of which were paid by the Distributor to recipients, and included $219 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended May 31, 2003, were as follows:

                                                                                                 Distributor's Aggregate
                                                                       Distributor's Aggregate              Unreimbursed
                             Total Payments          Amount Retained     Unreimbursed Expenses          Expenses as % of
                                 Under Plan           by Distributor                Under Plan       Net Assets of Class
-------------------------------------------------------------------------------------------------------------------------
 Class B Plan                        $3,968                   $3,160                   $29,204                      2.87%
 Class C Plan                         3,209                    1,976                    48,693                      6.69
 Class N Plan                           187                      169                     7,521                      8.30

15 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at May 31, 2003.

--------------------------------------------------------------------------------
 5. Fund Reorganization
 In April, 2003, the Board of Trustees approved the reorganization of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund with and into Oppenheimer Main Street Fund. Shareholders of Oppenheimer Select Managers Mercury Advisors Focus Growth Fund will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Main Street Fund. If shareholder approval is received, it is expected that the reorganization will occur during the fourth quarter of calendar 2003.

16 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of May 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)